File No. 33-09634

811-04888

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 53  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 53  [X]

(Check appropriate box or boxes.)

BNY Mellon Ultra Short Income Fund

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 7th day of April 2020.

BNY Mellon Ultra Short Income Fund

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	4/7/20
Renee LaRoche-Morris
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	4/7/20

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	4/7/20

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	4/7/20

Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	4/7/20

J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	4/7/20

Gordon J. Davis

/s/ Andrew J. Donohue *	Board Member	4/7/20

Andrew J. Donohue

/s/ Isabel P. Dunst*	Board Member	4/7/20

Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	4/7/20

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	4/7/20

Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	4/7/20

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	4/7/20

Benaree Pratt Wiley

*BY:	/s/ Deirdre Cunnane
Deirdre Cunnane Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.